Property, plant and equipment (Details) $ in Thousands	12 Months Ended
Jun. 30, 2026 USD ($)
Property, plant and equipment
Ending balance	$ 45
Cost
Property, plant and equipment
Additions	45
Ending balance	45
Land
Property, plant and equipment
Ending balance	42
Land | Cost
Property, plant and equipment
Additions	42
Ending balance	42
Computer Equipment
Property, plant and equipment
Ending balance	3
Computer Equipment | Cost
Property, plant and equipment
Additions	3
Ending balance	$ 3